12. RETIREMENT PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Retirement Plan Details Narrative
Company matching contributions charged to expense	$ 4,682	$ 4,523